PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Statements Line Items
PROPERTY AND EQUIPMENT [Text Block]

NOTE 5 – PROPERTY AND EQUIPMENT

	Canadian Oil	United States
	and Gas	Oil and Gas	Corporate and
	Properties	Properties	Other Assets	Total
	$	$	$	$
Cost:
Balance at January 1, 2017	33,628	16,372	182	50,182
Additions	405	39	5	449
Change in decommissioning provision	94	(3)	-	91
Disposals	-	-	(29)	(29)
Foreign currency translation and other	-	(1,060)	-	(1,060)
Balance at December 31, 2017	34,127	15,348	158	49,633
Additions	778	1	2	781
Change in decommissioning provision	(232)	(2)	-	(234)
Disposals (Note 11)	-	(486)	(1)	(487)
Foreign currency translation and other	-	1,363	-	1,363
Balance at December 31, 2018	34,673	16,224	159	51,056

	Canadian Oil	United States
	and Gas	Oil and Gas	Corporate and
	Properties	Properties	Other Assets	Total
	$	$	$	$
Accumulated amortization, depletion and impairment losses:
Balance at January 1, 2017	(29,092)	(1,714)	(164)	(30,970)
Amortization and depletion	(561)	(223)	(3)	(787)
Impairment losses	(870)	-	-	(870)
Disposals	-	-	25	25
Foreign currency translation and other	-	131	-	131
Balance at December 31, 2017	(30,523)	(1,806)	(142)	(32,471)
Amortization and depletion (Note 6)	(951)	(205)	(4)	(1,160)
Impairment losses (Note 6)	(3,100)	(11,459)	-	(14,559)
Foreign currency translation and other	-	(185)	-	(185)
Balance at December 31, 2018	(34,574)	(13,655)	(146)	(48,375)

	Canadian Oil	United States
	and Gas	Oil and Gas	Corporate and
	Properties	Properties	Other Assets	Total
	$	$	$	$
Carrying amounts:
At December 31, 2017	3,604	13,542	16	17,162
At December 31, 2018	99	2,569	13	2,681

On December 31, 2018, the Company assigned certain non-producing, non-core leasehold interests at its Kokopelli properties in United States to settle in full a financial contract liability. The settlement resulted in a non-recurring gain on settlement of $6,857,000 (Note 11).

Amortization and Depletion

Amortization and depletion is computed using the unit of production method by reference to the total production for the CGU over the estimated net proved and probable reserves of oil and gas for the CGU determined by independent consultants. The calculation of amortization and depletion for the year ended December 31, 2018 included estimated future development costs as estimated by the Company’s external reserves evaluator.

The following table summarizes the factors used to calculate the amortization and depletion:

		Estimated Future Development Costs
Country	CGU	2018	2017
		$	$
Canada	Drake/Woodrush	Nil	Nil
United States	Kokopelli	5,286	83,700

Impairment

In accordance with IFRS, impairment tests were conducted at December 31, 2018 on each of the Company’s CGUs. The estimated recoverable amounts were determined using fair value less cost to sell. In determining the recoverability of oil and gas interests and making these evaluations, the Company used the net present value of the cash flows from proved plus probable oil and gas reserves of each CGU as estimated by the Company’s independent reserve evaluator.

Key input estimates used in the determination of cash flows from oil and gas reserves include the following:

a)

Reserves – Assumptions that are valid at the time of reserve estimation may change significantly when new information becomes available. Changes in forward price estimates, production costs or recovery rates may change the economic status of reserves and may ultimately result in reserves being restated.

b)

Crude oil and natural gas prices – Forward price estimates of the crude oil and natural gas prices are used in the cash flow model. Commodity prices have fluctuated widely in recent years due to global and regional factors including supply and demand fundamentals, inventory levels, exchange rates, weather, economic and geopolitical factors.

c)	Discount rate – The discount rate used to calculate the net present value of cash flows is an after-tax discount rate. The discount rates used ranged from 12.75% to 14.5%.

Below are the following forward commodity price estimates used in the December 31, 2018 impairment test:

	Natural gas	NGL	Crude oil		NYMEX
Year	(AECO)	(Edmonton Pentanes Plus)	(Edmonton Par)	WTI Oil	Henry Hub Gas
	Cdn $ / mmbtu	Cdn $ / bbl	Cdn $ / bbl	US$ / bbl	US$ / mmbtu
2019	1.85	67.67	63.33	56.25	3.00
2020	2.29	79.22	75.32	63.00	3.15
2021	2.67	83.54	79.75	67.00	3.35
2022	2.90	85.49	81.48	70.00	3.50
2023	3.14	87.80	83.54	72.50	3.63
2024	3.23	90.30	86.06	75.00	3.70
2025	3.34	93.33	89.09	77.50	3.77
2026	3.41	96.86	92.62	80.41	3.85
2027	3.48	98.81	94.57	82.02	3.93
2028	3.54	100.80	96.56	83.66	4.00
Each benchmark price increased on average approximately 2% thereafter

At December 31, 2018, indicators of impairment were determined to exist in the Company’s Drake/Woodrush CGU, as a result of negative technical reserve revisions due to continued low natural gas prices in northeastern British Columbia. An impairment test was carried out on the Drake/Woodrush CGU, resulting in an impairment of $3,100,000 (December 31, 2017 - $870,000). The impairment was recognized because the carrying value exceeded the recoverable amount. The recoverable amount was determined using the fair value less costs of disposal methodology which is classified as Level 3 fair value measurements.

At December 31, 2018, the Company determined that indicators of impairment existed in its Kokopelli CGU, as a result of the assignment of certain non-core, non-producing leasehold interests to settle in full the financial contract liability (note 11). The assigned leasehold interests reduced certain of the Company’s probable reserves and, in turn, a significant portion of the Level 3 fair value for purposes of measuring impairment. An impairment test was conducted on the Kokopelli CGU, resulting in an impairment of $11,459,000 (December 31, 2017 - $Nil). The impairment was recognized because the carrying value exceeded the recoverable amount. The recoverable amount was determined using the fair value less costs of disposal methodology which is classified as Level 3 fair value measurements.